Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Table

In accordance with the SEC’s rules, the below table sets forth the following information for the fiscal years ended December 31, 2024, 2023 and 2022: (i) the total compensation paid to the Company’s principal executive officer, the Chief Executive Officer (or “CEO”), and the non-CEO NEOs, as provided on the “Summary Compensation Table” provided in this Proxy Statement (and, as relates to the fiscal year ended December 31, 2022, the “Summary Compensation Table” provided in the Company’s 2024 Proxy Statement filed with the SEC on April 18, 2024 (the “2024 Proxy Statement”)); (ii) the compensation “actually paid” to the CEO and the non-CEO NEOs, which reflects certain adjustments based on SEC rules and as described in the footnotes below; (iii) the Company’s total stockholder return (“TSR”); and (iv) the Company’s net loss. The “Summary Compensation Table” and the compensation actually paid amounts do not reflect the actual amounts of compensation earned by, or paid to, our NEOs during the applicable years, but rather are amounts determined in accordance with Item 401(v) of Regulation S-K. The Compensation Committee did not consider the pay-versus-performance disclosure when making its incentive compensation decisions for 2024. For information regarding the decisions made by the Compensation Committee with respect to compensation for 2024, please see the “Compensation Discussion & Analysis” provided elsewhere in this Proxy Statement.

Fiscal Year	Summary Compensation Table Total - CEO(1)	Compensation “Actually Paid” Total - CEO(2)	Summary Compensation Table Total - Non-CEO NEO Average(3)	Compensation “Actually Paid” Total - Non-CEO NEOs(4)	NBY TSR(5)	Fiscal Year Net Loss (in thousands)(6)
2024	$365,177	$366,461	$220,196	$220,295	$0.13	$(7,223)
2023	$364,146	$358,857	$190,840	$189,734	$0.84	$(9,640)
2022	$364,954	$111,489	$259,285	$108,806	$7.99	$(10,608)

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” provided in this Proxy Statement and, as relates to the fiscal year ended December 31, 2022, the 2024 Proxy Statement for our CEO, Mr. Hall.
(2)	Compensation actually paid (as defined by SEC rules) to the CEO for each period presented reflects the amount set forth in column (1), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table.
(3)	Mr. Law, our Interim Chief Financial Officer during such fiscal year was our only non-CEO NEO in fiscal year 2024. Mr. Law, our Interim Chief Financial Officer during such fiscal year, Dr. Kunin, our former Chief Product Officer, and Mr. Jones, our former Chief Financial Officer, were our non-CEO NEOs in fiscal year 2023. Dr. Kunin and Mr. Jones were our non-CEO NEOs in fiscal year 2022. Mr. Law was appointed our Interim Chief Financial Officer effective February 16, 2023 (and subsequently our Chief Financial Officer effective August 19, 2025) after Mr. Jones resigned as Chief Financial Officer effective February 15, 2023. Since his resignation, Mr. Jones has continued to serve as a consultant to the Company pursuant to a consulting agreement. Dr. Kunin was appointed our Chief Product Officer effective November 5, 2021 and resigned effective November 5, 2023. Amounts in 2023 and 2022 for the NEOs other than the CEO are weighted-averages based on the number of days applicable NEOs served.
(4)	Average compensation actually paid (as defined by SEC rules) to the Company’s NEOs (except the CEO) for each period presented reflects the amount set forth in column (3), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table.

(5)	Reflects the TSR of a $100 investment in the Company from the beginning of fiscal year 2022 through each of the fiscal years ended December 31, 2024, 2023 and 2022. The Company’s TSR includes share price depreciation, but does not include dividend reinvestment as the Company did not pay any dividends in the 2024, 2023 or 2022 fiscal years.
(6)	Reflects “Net loss” in the Company’s Consolidated Statements of Operations and Comprehensive Loss included in the Company’s Annual Reports on Form 10-K for the fiscal years ended December 31, 2024, 2023 and 2022.

PEO Total Compensation Amount	$ 365,177	$ 364,146	$ 364,954
PEO Actually Paid Compensation Amount	$ 366,461	358,857	111,489
Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Table

The following table details the applicable adjustments that were made to determine compensation actually paid (amounts are weighted-averages for the NEOs other than the CEO in 2023 and 2022 based on the number of days served):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($)(a)	Add: Equity award adjustments ($)(b)	Deduct: Reported change in the actuarial present value of pension benefits ($)(c)	Add: Pension benefit adjustments ($)(c)	Compensation actually paid ($)
CEO
2024	$365,177	$-	$1,284	$-	$-	$366,461
2023	364,146	-	(5,289)	-	-	358,857
2022	364,954	-	(253,465)	-	-	111,489
NEOs (except the Chief Executive Officer)
2024	$220,196	$-	$99	$-	$-	$220,295
2023	190,840	-	(1,106)	-	-	189,734
2022	259,285	-	(150,479)	-	-	108,806

(a)	As provided in the “Summary Compensation Table” provided in this Proxy Statement and, as relates to the fiscal year ended December 31, 2022, the 2024 Proxy Statement. No equity awards were granted to any NEO in the 2024 or 2023 fiscal years.

(b)	The equity award adjustments for each applicable period include the subtraction of the following (amounts are weighted-averages for the NEOs other than the CEO in 2023 and 2022 based on the number of days served):

Reporting Period	Period-end fair value of equity awards granted during the period ($)	Changes in value of prior years’ awards unvested at fiscal year end ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Change in value of prior years’ awards that vested in year reported ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO
2024	$-	$-	$-	$1,284	$-	$-	$1,284
2023	-	(2,974)	-	(2,315)	-	-	(5,289)
2022	-	(236,113)	-	(17,352)	-	-	(253,465)
NEOs (except the Chief Executive Officer)
2024	$-	$-	$-	$99	$-	$-	$99
2023	-	(83)	-	(1,023)	-	-	(1,106)
2022	-	(134,736)	-	(15,743)	-	-	(150,479)

(c)	In the periods presented and consistent with the “Summary Compensation Table” provided in this Proxy Statement and, as relates to the fiscal year ended December 31, 2022, the 2024 Proxy Statement, the Company did not have: (i) a change in the actuarial present value of the accumulated benefit under any defined benefit or actuarial pension plans or (ii) any service cost or prior service cost related to any defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount	$ 220,196	190,840	259,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 220,295	189,734	108,806
Pay-Versus-Performance Relationship

Pay-Versus-Performance Relationship

The Company believes the table above shows the alignment between compensation actually paid to the CEO and our other non-CEO NEOs and the Company’s performance. The charts below show, for the past three years, the relationship of the CEO and the other non-CEO NEOs compensation “actually paid” and (i) the Company’s TSR and (ii) the Company’s net loss.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 0.13	0.84	7.99
Net Income (Loss) Attributable to Parent	(7,223,000)	(9,640,000)	(10,608,000)
P E O Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,284	(5,289)	(253,465)
N E O Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99	(1,106)	(150,479)
P E O Periodoverperiod Change In Fair Value Of Equity Awards Granted In Prior Periods That Vested In The Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,284	(2,315)	(17,352)
P E O Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,284	(5,289)	(253,465)
P E O Periodoverperiod Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,974)	(236,113)
N E O Periodoverperiod Change In Fair Value Of Equity Awards Granted In Prior Periods That Vested In The Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99	(1,023)	(15,743)
N E O Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 99	(1,106)	(150,479)
N E O Periodoverperiod Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (83)	$ (134,736)